UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   06-30-04

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-05-04

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              27

Form 13F Information Table Value Total:                          384,896
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                             SHRS OR
                                                             PRN AMT;
                             TITLE                           SH/PRN;
        NAME OF ISSUE       OF CLASS    CUSIP       (X$1000) PUT/CALL   DISCRETION MANAGERS  VOTING AUTHORITY
                                                                                             SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108      20,520   407,390SH   SOLE      N/A     269,360  0     138,030
Allied Cap Corp New            Com     01903Q108      16,368   670,289SH   SOLE      N/A     455,889  0     214,400
American Capital Strategies    Com     024937104      16,966   605,488SH   SOLE      N/A     417,338  0     188,150
Ambac Finl Group Inc           Com     023139108      20,949   285,258SH   SOLE      N/A     196,008  0      89,250
Commerce Bancorp Inc NJ        Com     200519106      16,648   302,640SH   SOLE      N/A     206,490  0      96,150
Countrywide Financial Corp     Com     222372104      42,761   608,695SH   SOLE      N/A     398,738  0     209,957
Exxon Mobil Corp               Com     30231G102         237     5,328SH   SOLE      N/A       1,600  0       3,728
Fidelity Natl Finl Inc         Com     316326107      16,203   433,940SH   SOLE      N/A     292,810  0     141,130
Gladstone Capital Corp         Com     376535100       4,401   218,415SH   SOLE      N/A     145,505  0      72,910
Gladstone Coml Corp            Com     376536108       1,363    82,590SH   SOLE      N/A      71,440  0      11,150
Intrawest Corporation        Com New   460915200      13,910   872,108SH   SOLE      N/A     583,548  0     288,560
iStar Finl Inc                 Com     45031U101      14,384   359,600SH   SOLE      N/A     253,690  0     105,910
Kimco Realty Corp              Com     49446R109      12,267   269,610SH   SOLE      N/A     179,707  0      89,903
Kinder Morgan Inc Kans         Com     49455P101      19,011   320,650SH   SOLE      N/A     215,770  0     104,880
Level 3 Communications Inc     Com     52729N100       8,379 2,387,211SH   SOLE      N/A    1,564,571 0     822,640
MBIA Inc                       Com     55262C100      19,625   343,567SH   SOLE      N/A     231,729  0     111,838
Nabors Industries Ltd          Shs     G6359F103      14,941   330,407SH   SOLE      N/A     222,370  0     108,037
NCI Building Sys Inc           Com     628852105      17,111   525,669SH   SOLE      N/A     354,223  0     171,446
Palm Harbor Homes              Com     696639103       6,949   391,944SH   SOLE      N/A     264,316  0     127,628
Radian Group Inc               Com     750236101      24,024   501,553SH   SOLE      N/A     332,873  0     168,680
Rouse Co                       Com     779273101      16,548   348,379SH   SOLE      N/A     234,295  0     114,084
SL Green Rlty Corp             Com     78440X101       1,945    41,566SH   SOLE      N/A      28,786  0      12,780
Triad Gty Inc                  Com     895925105      20,118   345,673SH   SOLE      N/A     235,195  0     110,478
Transport Corp of Amer Inc     Com     89385P102         946   120,976SH   SOLE      N/A      82,091  0      38,885
UTStarcom Inc                  Com     918076100       6,038   199,590SH   SOLE      N/A     134,210  0      65,380
Weatherford International L    Com     G95089101      10,895   242,226SH   SOLE      N/A     165,410  0      76,816
Wells Fargo & Co New           Com     949746101      21,389   373,738SH   SOLE      N/A     257,786  0     115,952

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